Critical accounting estimates and judgements (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Critical Accounting Estimates And Judgements [Abstract]
Impairment loss	$ 423,267	$ 250,832	$ 607,579